Investment Risks - Natixis Funds Trust I	Dec. 31, 2025
Mirova Global Megatrends Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Mirova Global Megatrends Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
Mirova Global Megatrends Fund | ESG Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
ESG Investing Risk: The Fund’s ESG investment approach could cause the Fund to perform differently compared to funds that do not have such an approach or compared to the market as a whole. The Fund’s application of ESG-related considerations may affect the Fund’s exposure to certain issuers, industries, sectors, style factors or other characteristics and may impact the relative performance of the Fund—positively or negatively—depending on the relative performance of such investments. Excluding stocks that do not meet the ESG standards (as determined by the Adviser) results in a smaller universe of investments in which the Fund may invest, which may exacerbate this risk. Views on what constitutes “ESG investing,” and therefore what investments are appropriate for a fund that has an ESG investment approach, may differ by fund, adviser and investor. In evaluating an investment, a portfolio manager may be reliant upon information and data that may turn out to be incomplete, inaccurate or unavailable, which may negatively impact the portfolio manager’s assessment of an issuer’s ESG performance or the Fund’s performance generally. There is no guarantee that the Adviser’s efforts to select investments based on ESG practices will be successful.

Mirova Global Megatrends Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Mirova Global Megatrends Fund | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Mirova Global Megatrends Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Securities issued in initial public offerings tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

Mirova Global Megatrends Fund | Market/Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Mirova Global Megatrends Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
Mirova Global Megatrends Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk: The Fund, its service providers,  and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Mirova Global Megatrends Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Mirova Global Megatrends Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks.The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Mirova Global Megatrends Fund | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Transaction Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). In the event of a large shareholder transaction, the Fund may be required to sell investments at unfavorable times or prices, which may increase realized capital gains, including short-term capital gains taxable as ordinary income for shareholders who hold Fund shares in a taxable account, may accelerate the realization of taxable income to shareholders, may increase transaction costs, and may otherwise negatively impact fund performance. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. In addition, such transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Mirova Global Megatrends Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. REITs are also subject to the possibilities of failing to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

Vaughan Nelson Small Cap Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Vaughan Nelson Small Cap Fund | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
Vaughan Nelson Small Cap Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Securities issued in initial public offerings tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock. Securities of real estate-related companies and REITs in which the Fund may invest may be considered equity securities, thus subjecting the Fund to the risks of investing in equity securities generally.

Vaughan Nelson Small Cap Fund | Small-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small-Capitalization Companies Risk: Small-capitalization companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of larger companies. Stocks of small-capitalization companies may therefore be more vulnerable to adverse developments than those of larger companies.

Vaughan Nelson Small Cap Fund | Market/Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Vaughan Nelson Small Cap Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
Vaughan Nelson Small Cap Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. Markets may become illiquid quickly. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes and dealers may be unwilling or unable to make a market for certain securities. In other circumstances, liquid investments may become illiquid. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

Vaughan Nelson Small Cap Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Convertible Securities Risk: Convertible securities have investment characteristics of both equity and debt securities. Investments in convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to many of the same risks as investing in common stock. The Fund may convert a convertible security at an inopportune time, which may decrease the Fund’s return.

Vaughan Nelson Small Cap Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk: The Fund, its service providers,  and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Vaughan Nelson Small Cap Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Vaughan Nelson Small Cap Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks.The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Vaughan Nelson Small Cap Fund | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Transaction Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). In the event of a large shareholder transaction, the Fund may be required to sell investments at unfavorable times or prices, which may increase realized capital gains, including short-term capital gains taxable as ordinary income for shareholders who hold Fund shares in a taxable account, may accelerate the realization of taxable income to shareholders, may increase transaction costs, and may otherwise negatively impact fund performance. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. In addition, such transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Vaughan Nelson Small Cap Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. REITs are also subject to the possibilities of failing to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

Natixis Oakmark International Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Natixis Oakmark International Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
Natixis Oakmark International Fund | Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Natixis Oakmark International Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Natixis Oakmark International Fund | Market/Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Natixis Oakmark International Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
Natixis Oakmark International Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk: The Fund, its service providers,  and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Natixis Oakmark International Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Natixis Oakmark International Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Natixis Oakmark International Fund | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Transaction Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). In the event of a large shareholder transaction, the Fund may be required to sell investments at unfavorable times or prices, which may increase realized capital gains, including short-term capital gains taxable as ordinary income for shareholders who hold Fund shares in a taxable account, may accelerate the realization of taxable income to shareholders, may increase transaction costs, and may otherwise negatively impact fund performance. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. In addition, such transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Natixis Oakmark International Fund | Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Investment Risk: Because the Fund may invest in a small number of industries or issuers, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value.

Natixis Oakmark International Fund | Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Value Style Risk: Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ intrinsic values or because the Adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform other investments during given periods.

Natixis U.S. Equity Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Natixis U.S. Equity Opportunities Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
Natixis U.S. Equity Opportunities Fund | Small- and Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Natixis U.S. Equity Opportunities Fund | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Securities issued in initial public offerings tend to involve greater market risk than other equity securities due, in part, to public perception and the lack of publicly available information and trading history.  In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Natixis U.S. Equity Opportunities Fund | Market/Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market/Issuer Risk: The market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Natixis U.S. Equity Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.
Natixis U.S. Equity Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund’s investments or in their capacity or willingness to transact may increase the Fund’s exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. Markets may become illiquid quickly. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes and dealers may be unwilling or unable to make a market for certain securities. Securities acquired in a private placement, such as Rule 144A securities and privately negotiated equity and other investments are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly over-the-counter (“OTC”) derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

Natixis U.S. Equity Opportunities Fund | Cybersecurity and Technology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk: The Fund, its service providers,  and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Natixis U.S. Equity Opportunities Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Natixis U.S. Equity Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Natixis U.S. Equity Opportunities Fund | Large Shareholder Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Transaction Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). In the event of a large shareholder transaction, the Fund may be required to sell investments at unfavorable times or prices, which may increase realized capital gains, including short-term capital gains taxable as ordinary income for shareholders who hold Fund shares in a taxable account, may accelerate the realization of taxable income to shareholders, may increase transaction costs, and may otherwise negatively impact fund performance. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. In addition, such transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Natixis U.S. Equity Opportunities Fund | REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
REITs Risk: Investments in the real estate industry, including REITs, are particularly sensitive to economic downturns and are sensitive to factors such as changes in real estate values, property taxes and tax laws, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use and rents and the management skill and creditworthiness of the issuer. Companies in the real estate industry also may be subject to liabilities under environmental and hazardous waste laws. In addition, the value of a REIT is affected by changes in the value of the properties owned by the REIT or mortgage loans held by the REIT. REITs are also subject to default and prepayment risk. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund. REITs are also subject to the possibilities of failing to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended.

Natixis U.S. Equity Opportunities Fund | Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Allocation Risk: This is the risk that the Adviser’s judgments about, and allocations between, asset classes and market exposures may adversely affect the Fund’s performance. The Fund’s investment performance depends, in part, on how its assets are allocated. The allocation, between asset classes and market exposures, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Natixis U.S. Equity Opportunities Fund | Credit/Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or guarantor of a fixed-income security, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains. The Fund will be subject to credit/counterparty risk with respect to the counterparties to its derivatives transactions. This risk will be heightened to the extent the Fund enters into derivatives transactions with a single counterparty (or affiliated counterparties that are part of the same organization), causing the Fund to have significant exposure to such counterparty. Many of the protections afforded to participants on organized exchanges and clearing houses, such as the performance guarantee given by a central clearing house, are not available in connection with OTC derivatives transactions, such as foreign currency transactions. For centrally cleared derivatives, such as cleared swaps, futures and many options, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the central clearing house itself.